RELATED PARTY TRANSACTIONS - Narrative (Q2) (Details)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 28, 2020 USD ($)	Jul. 31, 2020 USD ($)	Mar. 02, 2020 USD ($) property	Jul. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) notesPayable shares	Apr. 23, 2020 USD ($)
Related Party Transaction [Line Items]
Due to related parties									$ 0	$ 630,820
Payments to independent member of Company's board of directors for services rendered				$ 31,250
Repayments of related party debt									0	107,500
Amount paid for related party transactions									$ 0
Advisor fees
Related Party Transaction [Line Items]
Related party transaction rate									0.10%
Amount paid for related party transactions									$ 263,971
Board of Directors Chairman | Secured Notes Payable
Related Party Transaction [Line Items]
Due to related parties										$ 630,820
Related party transaction rate							10.00%		10.00%
Number of notes payable | notesPayable										2
Balloon payment due at maturity											$ 437,862
Board of Directors Chairman | Secured Notes Payable, Note Two
Related Party Transaction [Line Items]
Balloon payment due at maturity											218,931
Board of Directors Chairman | Secured Notes Payable, Note One
Related Party Transaction [Line Items]
Balloon payment due at maturity											$ 218,931
Santa Clara | Advisor fees
Related Party Transaction [Line Items]
Amount paid for related party transactions					$ 47,984	$ 47,984	$ 95,967	$ 95,967	$ 191,933	$ 191,933
Wirta Trust | Board of Directors Chairman
Related Party Transaction [Line Items]
Notes payable, related party			$ 4,000,000
Number of real estate properties under mortgages | property			2
Related party transaction rate			8.00%
Wirta Trust | Board of Directors Chairman | Chevron Gas Station, San Jose property
Related Party Transaction [Line Items]
Repayments of related party debt		$ 2,000,000
Wirta Trust | Board of Directors Chairman | Chevron Gas Station, Roseville property
Related Party Transaction [Line Items]
Repayments of related party debt	$ 2,000,000
Common Class C
Related Party Transaction [Line Items]
Number of shares issued for services rendered (in shares) | shares				4,821
Director
Related Party Transaction [Line Items]
Due to related parties						$ 101,250		$ 101,250	21,250	57,500
Payments to independent member of Company's board of directors for services rendered									$ 407,083	$ 372,500
Director | Common Class C
Related Party Transaction [Line Items]
Number of shares issued for services rendered (in shares) | shares									16,786	10,335